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Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


                                                           March 23, 2001


                       Re: Mutual Fund Investment Trust (Registration Statement File Nos. 33-9421 and 811-5526)
                            -------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sir or Madam:

                 On behalf of Mutual Fund Investment Trust (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act") we hereby certify that the definitive forms of prospectuses and statement of additional information that would have been filed on behalf of the Company in accordance with Rule 497(b), each dated March 1, 2001, do not differ from those contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on the date hereof.

                  Any questions or communications concerning this certification should be directed to Cynthia Cobden at 212-455-7744 or Gregory Grogan at 212-455-2477 of this firm.

                                              Very truly yours,

                                              /s/ Simpson Thacher & Bartlett
                                              ---------------------------------
                                              Simpson Thacher & Bartlett


cc:      Mary Cole